Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	AMERICAN MUTUAL FUND
Central Index Key	0000005506
Amendment Flag	false
Document Creation Date	Dec. 29, 2017
Document Effective Date	Jan. 01, 2018
Prospectus Date	Jan. 01, 2018
AMERICAN MUTUAL FUND® | Class A
Prospectus:
Trading Symbol	AMRMX
AMERICAN MUTUAL FUND® | Class R-1
Prospectus:
Trading Symbol	RMFAX
AMERICAN MUTUAL FUND® | Class R-2
Prospectus:
Trading Symbol	RMFBX
AMERICAN MUTUAL FUND® | Class R-3
Prospectus:
Trading Symbol	RMFCX
AMERICAN MUTUAL FUND® | Class R-4
Prospectus:
Trading Symbol	RMFEX
AMERICAN MUTUAL FUND® | Class R-5
Prospectus:
Trading Symbol	RMFFX
AMERICAN MUTUAL FUND® | Class C
Prospectus:
Trading Symbol	AMFCX
AMERICAN MUTUAL FUND® | Class F-1
Prospectus:
Trading Symbol	AMFFX
AMERICAN MUTUAL FUND® | Class 529-A
Prospectus:
Trading Symbol	CMLAX
AMERICAN MUTUAL FUND® | Class 529-C
Prospectus:
Trading Symbol	CMLCX
AMERICAN MUTUAL FUND® | Class 529-E
Prospectus:
Trading Symbol	CMLEX
AMERICAN MUTUAL FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CMLFX
AMERICAN MUTUAL FUND® | Class F-2
Prospectus:
Trading Symbol	AMRFX
AMERICAN MUTUAL FUND® | Class R-6
Prospectus:
Trading Symbol	RMFGX
AMERICAN MUTUAL FUND® | Class R-2E
Prospectus:
Trading Symbol	RMEBX
AMERICAN MUTUAL FUND® | Class R-5E
Prospectus:
Trading Symbol	RMFHX
AMERICAN MUTUAL FUND® | Class F-3
Prospectus:
Trading Symbol	AFMFX
AMERICAN MUTUAL FUND® | Class 529-T
Prospectus:
Trading Symbol	TAFMX
AMERICAN MUTUAL FUND® | Class T
Prospectus:
Trading Symbol	TAMFX
Class 529-F-2 & 529-F-3 Prospectus | AMERICAN MUTUAL FUND® | Class 529-F-2
Prospectus:
Trading Symbol	FFMMX
Class 529-F-2 & 529-F-3 Prospectus | AMERICAN MUTUAL FUND® | Class 529-F-3
Prospectus:
Trading Symbol	FFFMX